Long-term investment - Summarized combined financial information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Long Term Investment [Line Items]
Current assets	$ 5,600,910,134	$ 5,645,063,109
Current liabilities	4,536,333,378	4,484,571,512
Non-controlling interest	360,431,202	101,650,383
Total revenue	1,745,763,191	2,482,632,812	$ 2,217,551,285
Gross profit	292,466,748	560,309,621	615,478,302
Net income loss	(67,483,880)	$ 83,028,802	$ 105,952,020
Equity Method Investment, Nonconsolidated Investee or Group of Investees [Member]
Long Term Investment [Line Items]
Current assets	1,033,115,000
Non-current assets	474,450,000
Current liabilities	695,446,000
Non-current liabilities	414,178,000
Non-controlling interest	(2,735,000)
Total revenue	345,886,000
Gross profit	86,073,000
Income from continuing operations	65,222,000
Net income loss	44,497,000
Net gain attributable to the Company	$ 17,028,000